INVESTMENTS IN SUBSIDIARIES (Details Textual) $ in Thousands, $ in Thousands, tons in Millions		1 Months Ended	12 Months Ended
	Mar. 17, 2023 CLP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 22, 2022 USD ($) tons
Statement [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities			$ 0	$ 0	$ 797
Cooperation Agreement [Member]
Statement [Line Items]
Estimated production capacity of pulp mill | tons						2.5
Estimated investment for pulp mill						$ 3,000,000
Arauco Wood Limited [Member]
Statement [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		$ 1,989,972
E2E SpA. [Member]
Statement [Line Items]
Consideration transferred, acquisition-date fair value	$ 102
Proportion of ownership interest in subsidiary	50.00%